UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                         9/30/2006

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                      Name:    Leucadia National Corporation
                                      Address: 315 Park Avenue South, 20th Floor
                                               New York, NY 10010

Form 13F File Number:                                                  028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Joseph A. Orlando
Title:         Vice President and Chief Financial Officer
Phone:         212-460-1900

Signature, Place, and Date of Signing:
/s/ Joseph A. Orlando               New York, NY      NOVEMBER 13, 2006
---------------------               ------------      -----------------
     [SIGNATURE]                    [City, State]          [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:






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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
Form 13F Information Table Entry Total:                        8
Form 13F Information Table Value Total:                 $254,336


List of Other Included Managers:
No.           Form 13F File Number      Name








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
                                                           FORM 13F INFORMATION TABLE

    Col. 1                     Col. 2     Col. 3        Col. 4           Col. 5            Col. 6     Col. 7           Col. 8
    ------                     ------     ------        ------           ------            ------     ------           ------
                             Title of                  Value     Shrs or   Sh/    Put/  Investment    Other        Voting Authority
Name of Issuer                Class       Cusip       (x$1000)   Prn Amt   Prn    Call  Discretion  Managers    Sole   Shared  None
--------------               --------     -----       --------   -------   ---    ----  ----------  --------    ----   ------  ----
Accelrys Inc                    COM     00430U 10 3        220     34,917   SH             SOLE                34,917
EASTMAN CHEM CO                 COM     277432 10 0    216,408  4,006,077   SH             SOLE             4,006,077
FEI Co                          COM     30241L 10 9        560     26,515   SH             SOLE                26,515
International Assets
 Holding Co                     COM     459028 10 6     32,270  1,384,985   SH             SOLE             1,384,985
LUCENT TECHNOLOGIES INC         COM     549463 10 7        498    212,775   SH             SOLE               212,775
Parkervision Inc                COM     701354 10 2      3,444    473,680   SH             SOLE               473,680
Symyx Technologies              COM     87155S 10 8        424     20,000   SH             SOLE                20,000
Veeco Instrs Inc Del            COM     922417 10 0        512     25,420   SH             SOLE                25,420





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